SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Statement [Line Items]
SUBSEQUENT EVENTS [Text Block]
16.	SUBSEQUENT EVENTS

	a)	On January 21, 2019, the Company closed a non-brokered private placement by issuing 3,000,000 common shares at a price of CAD $0.05 per share for gross proceeds of CAD $150,000.

	b)	On March 3, 2019, the Company announced the closing of the water rights sale, and received the remaining net proceeds of $5.37 million (Note 4).